Share based payments - Performance Share Units (Details)	3 Months Ended	12 Months Ended
	Mar. 27, 2024 USD ($)	Dec. 31, 2023 CAD ($) item $ / shares	Dec. 31, 2023 item $ / shares	Dec. 31, 2022 CAD ($) item $ / shares	Dec. 31, 2022 item $ / shares	Dec. 31, 2021 item $ / shares	Dec. 31, 2021 item $ / shares
Share-based payments
Share price | $ / shares						$ 4.54
PSUs
Share-based payments
Number of awards outstanding | item		2,000,000	2,000,000	600,000	600,000	1,200,000	1,200,000
Weighted average fair value of awards granted | $ / shares			$ 0.39		$ 1.56		$ 3.43
Number of awards vested and exercised | item		600,000		1,000,000
Awards vested and exercised value | $		$ 0		$ 1,560,000
Share price | $ / shares		$ 1.39		$ 1.45
PSUs | Performance shares
Share-based payments
Number of awards vested and exercised | $	1,300,000
PSUs | General and administration
Share-based payments
Recognized share-based compensation expense reversed | $				$ 1,121,400
PSUs | Consultants of corporation
Share-based payments
Number of awards expired | item				1,200,000